Offerings - Offering: 1	Jan. 16, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 72,391,197,110.91
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,997,224.32
Offering Note	(1) In accordance with Exchange Act Rule 0-11, the maximum number of securities of Warner Bros. Discovery, Inc. ("WBD") to which this transaction applies was estimated to be (a) 2,479,754,089 shares of WBD Series A common stock, par value $0.01 per share ("WBD Common Stock"), outstanding as of January 14, 2026, (b) 86,005,962 shares of WBD Common Stock in respect of WBD restricted stock units outstanding as of January 14, 2026, (c) 23,594,551 shares of WBD Common Stock in respect of WBD performance restricted stock units (assuming the achievement of performance criteria at maximum levels) outstanding as of January 14, 2026, (d) 30,207,066 shares of WBD Common Stock in respect of WBD stock options outstanding as of January 14, 2026 that have an exercise price of less than the per share merger consideration, which is a maximum of $27.75 ("In-the-Money Options"), (e) 527,812 shares of WBD Common Stock in respect of WBD deferred stock units outstanding as of January 14, 2026 and (f) 134,628 notional investment units of WBD outstanding as of January 14, 2026, representing an equivalent of 134,628 shares of WBD Common Stock. (2) In accordance with Exchange Act Rule 0-11 and estimated solely for the purposes of calculating the filing fee, the proposed maximum aggregate value of the transaction was calculated, as of January 14, 2026, based on the sum of: (a) the product of 2,479,754,089 shares of WBD Common Stock outstanding as of January 14, 2026, and the per share merger consideration, which is a maximum of $27.75, (b) the product of 86,005,962 shares of WBD Common Stock in respect of WBD restricted stock units outstanding as of January 14, 2026, and the per share merger consideration, which is a maximum of $27.75, (c) the product of 23,594,551 shares of WBD Common Stock in respect of WBD performance restricted stock units (assuming the achievement of performance criteria at maximum levels) outstanding as of January 14, 2026, and the per share merger consideration, which is a maximum of $27.75, (d) the product of 30,207,066 shares of WBD Common Stock in respect of In-the-Money Options outstanding as of January 14, 2026, and $17.16, which is the difference between the per share merger consideration, which is a maximum of $27.75, and the weighted-average exercise price per share of the In-the-Money Options, which is $10.59, (e) the product of 527,812 shares of WBD Common Stock in respect of WBD deferred stock units outstanding as of January 14, 2026, and the per share merger consideration, which is a maximum of $27.75, and (f) the product of 134,628 notional investment units of WBD outstanding as of January 14, 2026, representing an equivalent of 134,628 shares of WBD Common Stock, and the per share merger consideration, which is a maximum of $27.75. (3) In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, and Exchange Act Rule 0-11, the filing fee was determined as the product of the proposed maximum aggregate value of the transaction as calculated in note (2) above multiplied by 0.00013810.